As filed with the Securities and Exchange Commission on January 27, 2020	File No. 33-8982

ICA No. 811-4852

U.S. SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933	☒

Pre-Effective Amendment No.	☐

Post-Effective Amendment No. 172	☒

And

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940	☒

Amendment No. 173

Victory Portfolios

(Exact name of Registrant as Specified in Trust Instrument)

4900 Tiedeman Road, 4th Floor

Brooklyn, Ohio 44114

(Address of Principal Executive Offices)

(800) 539-3863

(Area Code and Telephone Number)

Copy to:

Charles Booth	Christopher K. Dyer	Jay G. Baris
Citi Fund Services Ohio, Inc.	Victory Portfolios	Shearman & Sterling LLP
4400 Easton Commons, Suite 200	4900 Tiedeman Road, 4th Floor	599 Lexington Avenue
Columbus, Ohio 43219	Brooklyn, OH 44144	New York, New York 10022

Approximate Date of Proposed Public Offering: As soon as practicable after this registration statement becomes effective.

It is proposed that this filing will become effective:

☒	Immediately upon filing pursuant to paragraph (b)
☐	On (date) pursuant to paragraph (b)
☐	60 days after filing pursuant to paragraph (a)(1)
☐	On (date) pursuant to paragraph (a)(1)
☐	75 days after filing pursuant to paragraph (a)(2)
☐	On (date) pursuant to paragraph (a)(2) of Rule 485.

If appropriate, check the following box:

☐ This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

EXPLANATORY NOTE

This Post-Effective Amendment No. 172 to the Registration Statement a Form N-1A (File Nos. 33-8982 and 811-4852) of Victory Portfolios, (the “Registration Statement”) is being filed solely for the purpose of filing the Consent of Auditor as Exhibit (j)(3) to Item 28 to this Registration Statement. Part A and Part B of Post-Effective Amendment No. 170 to the Registration Statement, filed on October 25, 2019, are hereby incorporated by reference.

Registration Statement

of

VICTORY PORTFOLIOS

on

Form N-1A

PART C. OTHER INFORMATION

Item 28. Exhibits

(a)(1)(a)	Certificate of Trust dated December 6, 1995. (6)

(a)(1)(b)	Certificate of Amendment dated August 19, 2015 to the Certificate of Trust. (29)

(a)(2)	Second Amended and Restated Trust Instrument dated as of February 26, 2019. (2)

(b)	Bylaws, Amended and Restated as of August 26, 2009. (4)

(c)	The rights of holders of the securities being registered are set out in Articles II, VII, IX and X of the Trust Instrument referenced in Exhibit (a)(2) above and in Article IV of the Bylaws referenced in Exhibit (b) above.

(d)(1)(a)	Investment Advisory Agreement dated August 1, 2013 between Registrant and Victory Capital Management Inc. (“Victory Capital” or the “Adviser”). (6)

(d)(1)(b)	Schedule A to the Advisory Agreement dated August 1, 2013, current as of December 5, 2018. (47)

(d)(2)(a)	Investment Advisory Agreement dated as of July 29, 2016 between Registrant and the Adviser. (39)

(d)(2)(b)	Schedule A to the Advisory Agreement dated July 29, 2016, current as of December 5, 2018. (48)

(d)(3)	Investment Sub-Advisory Agreement dated as of July 29, 2016 between the Adviser and Park Avenue Institutional Advisers LLC regarding the Victory High Yield Fund, Victory Tax-Exempt Fund, Victory High Income Municipal Bond Fund, Victory Floating Rate Fund and Victory Strategic Income Fund. (39)

(d)(4)(a)	Investment Sub-Advisory Agreement dated as of July 29, 2016 between the Adviser and SailingStone Capital Partners LLC regarding the Victory Global Natural Resources Fund. (39)

(d)(4)(b)	Amendment No. 1 to Investment Sub-Advisory Agreement dated as of July 29, 2016 between the Adviser and SailingStone Capital Partners LLC regarding the Victory Global Natural Resources Fund dated as of December 6, 2017. (42)

(e)(1)	Distribution Agreement dated August 1, 2013 between Registrant and Victory Capital Advisers, Inc. (6)

(e)(2)	Amendment dated August 19, 2015 to the Distribution Agreement dated August 1, 2013, (46)

(e)(3)	Schedule I to the Distribution Agreement dated August 1, 2013, current as of December 5, 2018. (46)

(f)	None.

(g)(1)(a)	Global Custodial Services Agreement between the Registrant and Citibank, N.A. dated as of August 5, 2008. (1)

(g)(1)(b)	Amendment and Joinder to the Master Global Custodial Services Agreement dated July 15, 2016. (36)

(g)(1)(c)	Amendment and Joinder to the Master Global Custodial Services Agreement dated August 24, 2016. (36)

(g)(1)(d)	Amendment and Joinder to the Master Global Custodial Services Agreement dated February 27, 2017. (38)

(g)(1)(e)	Amendment and Joinder to the Master Global Custodial Services Agreement dated March 1, 2019. (48)

(h)(1)	Revised Form of Broker-Dealer Agreement. (48)

(h)(2)(a)	Administration and Fund Accounting Agreement dated July 1, 2006 between Registrant and Victory Capital. (9)

(h)(2)(b)	Amendment dated July 1, 2009 to Administration and Fund Accounting Agreement dated July 1, 2006. (4)

(h)(2)(c)	Amendment No. 2 dated July 1, 2012 to Administration and Fund Accounting Agreement dated July 1, 2006. (5)

(h)(2)(d)	Amendment No. 3 dated May 21, 2015 to the Administration and Fund Accounting Agreement dated July 1, 2006. (33)

(h)(2)(e)	Amendment No. 4 dated August 19, 2015 to the Administration and Fund Accounting Agreement dated July 1, 2006. (33)

(h)(2)(f)	Amendment No. 5 dated August 24, 2016 to the Administration and Fund Accounting Agreement dated July 1, 2006. (36)

(h)(2)(g)	Amendment No. 6 dated February 28, 2018, 2018 to the Administration and Fund Accounting Agreement dated July 1, 2006. (43)

(h)(2)(e)	Amendment No. 7 dated February 27, 2019 to the Administration and Fund Accounting Agreement dated July 1, 2006. (2)

(h)(3)(a)	Sub-Administration and Sub-Fund Accounting Agreement effective October 1, 2015 between Victory Capital and Citi Fund Services Ohio, Inc. (35)

(h)(3)(b)	Amendment dated as of February 27, 2017 to Sub-Administration and Sub-Fund Accounting Agreement. (36)

(h)(3)(c)	Amendment No. 2 dated as of February 28, 2018 to the Sub-Administration and Sub-Fund Accounting Agreement. (45)

(h)(3)(d)	Amendment No. 3 dated as of February 27, 2019 to the Sub-Administration and Sub-Fund Accounting Agreement. (8)

(h)(3)(e)	Amendment No. 4 dated as of July 1, 2019 to the Sub-Administration and Sub-Fund Accounting Agreement. (10)

(h)(4)(a)	Transfer Agency Agreement dated April 1, 2002 between Registrant and BISYS. (18)

(h)(4)(b)	Schedule A to the Transfer Agency Agreement dated April 1, 2002, current as of December 2, 2009. (4)

(h)(4)(c)	Supplement dated June 3, 2002 to the Transfer Agency Agreement dated April 1, 2002. (18)

(h)(4)(d)	Amendment dated July 24, 2002 to the Transfer Agency Agreement dated April 1, 2002. (18)

(h)(4)(e)	Amendment dated May 18, 2004 to the Transfer Agency Agreement dated April 1, 2002. (12)

(h)(4)(f)	Amendment dated July 1, 2006 to the Transfer Agency Agreement dated April 1, 2002. (9)

(h)(4)(g)	Amendment dated July 1, 2009 to the Transfer Agency Agreement dated April 1, 2002. (4)

(h)(4)(h)	Amendment dated August 31, 2011 to the Transfer Agency Agreement dated April 1, 2002. (3)

(h)(4)(i)	Amendment dated July 1, 2012 to the Transfer Agency Agreement dated April 1, 2002. (21)

(h)(4)(j)	Amendment dated October 24, 2012 to the Transfer Agency Agreement dated April 1, 2002. (20)

(h)(4)(k)	Amendment dated October 23, 2013 to the Transfer Agency Agreement dated April 1, 2002. (7)

(h)(4)(l)	Amendment dated February 19, 2014 to the Transfer Agency Agreement dated April 1, 2002. (17)

(h)(4)(m)	Amendment dated April 1, 2015 to the Transfer Agency Agreement dated April 1, 2002. (28)

(h)(4)(n)	Amendment dated August 24, 2016 to the Transfer Agency Agreement dated April 1, 2002. (34)

(h)(4)(o)	Amendment dated February 26, 2019 to the Transfer Agency Agreement dated April 1, 2002. (48)

(h)(4)(p)	Amendment dated May 14, 2019 to the Transfer Agency Agreement dated April 1, 2002. (10)

(h)(4)(q)	Data Protection Addendum dated May 30, 2018 to the Transfer Agency Agreement. (45)

(h)(5)(a)	Expense Limitation Agreement dated as of August 1, 2013. (6)

(h)(5)(b)	Schedule A dated as of November 1, 2019 to the Expense Limitation Agreement. (10)

(h)(6)(a)	Form of Expense Limitation Letter Agreement relating to Strategic Allocation Fund dated February 27, 2019. (47)

(h)(6)(b)	Schedule A dated as of March 1, 2019 to the Expense Limitation Letter Agreement. (47)

(h)(7)(a)	Form of Fee Limitation Letter Agreement between Registrant and Adviser. (11)

(i)(1)(a)	Opinions of Morrison & Foerster LLP dated October 24, 2012 and Morris Nichols Arsht & Tunnell LLP dated October 24, 2012 relating to all then current Funds and Classes of Shares. (20)

(i)(l)(b)	Opinions of Morrison & Foerster LLP dated March 28, 2014 and Morris Nichols Arsht & Tunnell LLP dated March 28, 2014 relating to Emerging Markets Small Cap Fund. (17)

(i)(l)(c)	Opinions of Morrison & Foerster LLP dated June 17, 2014 and Morris Nichols Arsht & Tunnell LLP dated June 17, 2014 relating to Integrity Micro-Cap Equity, Integrity Mid-Cap Value, Integrity Small/Mid Value, Integrity Small-Cap Value, Munder Emerging Markets Small-Cap, Munder Growth Opportunities, Munder Index 500, Munder International Fund-Core Equity, Munder International Small-Cap, Munder Mid-Cap Core Growth and Munder Total Return Bond. (19)

(i)(1)(d)	Opinions of Morrison & Foerster LLP dated February 13, 2015 and Morris Nichols Arsht & Tunnell LLP dated February 13, 2015 relating to Munder Small Cap Growth Fund. (26)

(i)(1)(e)	Opinions of Morrison & Foerster LLP dated February 24, 2015 and Morris Nichols Arsht & Tunnell LLP dated February 24, 2015 relating to Integrity Small/Mid-Cap Value Fund — Class R6, Munder Total Return Bond Fund — Class R6, Munder International Fund-Core Equity Class R6 and Fund for Income Class R6. (27)

(i)(1)(f)	Opinions of Morrison & Foerster LLP dated June 13, 2016 and Morris Nichols Arsht & Tunnell LLP dated June 13, 2016 relating to Victory RS Focused Opportunity Fund, Victory RS Focused Growth Opportunity Fund, Victory RS Partners Fund, Victory RS Value Fund, Victory RS Large Cap Alpha Fund, Victory RS Investors Fund, Victory Global Natural Resources Fund, Victory RS Small Cap Growth Fund, Victory RS Select Growth Fund, Victory RS Mid Cap Growth Fund, Victory RS Growth Fund, Victory RS Science and Technology Fund, Victory RS Small Cap Equity Fund, Victory RS International Fund, Victory RS Global Fund, Victory Sophus Emerging Markets Fund, Victory Sophus Emerging Markets Small Cap Fund, Victory Sophus China Fund, Victory INCORE Investment Quality Bond Fund, Victory INCORE Low Duration Bond Fund, Victory High Yield Fund, Victory Tax-Exempt Fund, Victory High Income Municipal Bond Fund, Victory Floating Rate Fund and Victory Strategic Income Fund. (31)

(i)(1)(g)	Opinions of Morrison & Foerster LLP dated July 11, 2017 and Morris Nichols Arsht & Tunnell LLP dated July 11, 2017 relating to Victory RS Small Cap Growth Fund Class R6. (40)

(i)(2)(a)	Opinion of Morris Nichols Arsht & Tunnell LLP dated March 8, 2019 relating to Victory Harvest Premium Absolute Fund, Victory Harvest Premium Bond Fund and Victory Harvest Premium Large Cap Equity Fund. (2)

(i)(2)(b)	Opinion of Morris Nichols Arsht & Tunnell LLP dated April 26, 2019 relating to Victory RS Global Fund — Class R6 and Victory RS International Fund — Class R6. (48)

(i)(2)(c)	Opinion of Morris Nichols Arsht & Tunnell LLP dated October 25, 2019 relating to Victory Integrity Mid-Cap Value Fund — Class C. (10)

(j)(1)	Consent of Shearman & Sterling LLP. (10)

(j)(2)	Consent of Cohen & Company, Ltd. (10)

(j)(3)	Consent of Ernst & Young LLP. (filed herewith)

(k)	Not applicable.

(l)(1)	Purchase Agreement dated November 12, 1986 between Registrant and Physicians Insurance Company of Ohio. (13)

(l)(2)	Purchase Agreement dated October 15, 1989. (14)

(l)(3)	Purchase Agreement. (15)

(l)(4)	Purchase Agreement dated March 28, 2014 with respect to Emerging Markets Small Cap Fund. (17)

(l)(5)	Purchase Agreement dated October 30, 2015 with respect to Munder Small Cap Growth Fund. (28)

(m)(1)(a)	Amended and Restated Distribution and Service Plan dated December 11, 1998 as amended and restated February 20, 2013 for Class R Shares. (6)

(m)(1)(b)	Schedule I to the Amended and Restated Distribution and Service Plan for Class R Shares revised as of December 5, 2018. (47)

(m)(2)(a)	Distribution and Service Plan dated February 26, 2002 as amended February 5, 2003 for Class C Shares. (6)

(m)(2)(b)	Schedule I to Distribution and Service Plan for Class C Shares, as revised as of May 15, 2019. (10)

(m)(3)(a)	Distribution and Service Plan dated August 1, 2013 for Class A shares of Registrant. (6)

(m)(3)(b)	Schedule I to Distribution and Service Plan for Class A Shares, current as of December 5, 2018. (46)

(n)(1)(a)	Amended and Restated Rule 18f-3 Multi-Class Plan, amended and restated February 26, 2019. (48)

(n)(1)(b)	Schedule A to Amended and Restated Rule 18f-3 Multi-Class Plan, as of May 1, 2019. (10)

(p)(1)	Code of Ethics of Registrant as revised February 28, 2018. (44)

(p)(2)	Code of Ethics of the Adviser and the Distributor dated July 1, 2019. (10)

(p)(3)	Code of Ethics of Park Avenue Institutional Advisers LLC dated July 2016. (45)

(p)(4)	Code of Ethics of SailingStone Capital Partners LLC dated May 31, 2018. (45)

Powers of Attorney of Leigh A. Wilson, David Brooks Adcock, Nigel D.T. Andrews, E. Lee Beard, David C. Brown, Sally M. Dungan, John L. Kelly and David L. Meyer. (31)

Powers of Attorney of Dennis M. Bushe and Gloria S. Nelund. (34)

(1)	Filed as an Exhibit to Post-Effective Amendment No. 86 to Registrant’s Registration Statement on Form N-1A filed electronically on November 14, 2008, accession number 0001104659-08071024.

(2)	Filed as an Exhibit to Post-Effective Amendment No. 165 to Registrant’s Registration Statement on Form N-1A filed electronically on March 8, 2019, accession number 0001104659-19-013442.

(3)	Filed as an Exhibit to Post-Effective Amendment No. 97 to Registrant’s Registration Statement on Form N-1A filed electronically on December 22, 2011, accession number 0001104659-11-070891.

(4)	Filed as an Exhibit to Post-Effective Amendment No. 89 to Registrant’s Registration Statement on Form N-1A filed electronically on December 4, 2009, accession number 0001104659-09-068535.

(5)	Filed as an Exhibit to Post-Effective Amendment No 103 to Registrant’s Registration Statement on Form N-1A filed electronically on February 27, 2013, accession number 0001104659-13-015010.

(6)	Filed as an Exhibit to Post-Effective Amendment No. 105 to Registrant’s Registration Statement on Form N-1A filed electronically on October 15, 2013, accession number 0001104659-13-075668.

(7)	Filed as an Exhibit to Post-Effective Amendment No. 106 to Registrant’s Registration Statement on Form N-1A filed electronically on December 23, 2013, accession number 0001104659-13-092003.

(8)	Filed as an Exhibit to Post-Effective Amendment No. 46 to Victory Variable Insurance Funds Registration Statement on Form N-1A filed electronically on April 16, 2019, accession number 0001104659-19-021702.

(9)	Filed as an Exhibit to Post-Effective Amendment No. 77 to Registrant’s Registration Statement on Form N-1A filed electronically on December 20, 2006, accession number 0001104659-06-082890.

(10)	Filed as an Exhibit to Post-Effective Amendment No. 170 to Registrant’s Registration Statement on Form N-1A filed electronically on October 25, 2019, accession number 0001104659-19-056585.

(11)	Filed as an Exhibit to Registrant’s Registration Statement on Form N-14, File No. 333-19666, filed electronically on June 11, 2014, accession number 0001104659-14-045290.

(12)	Filed as an Exhibit to Post-Effective Amendment No. 120 to Registrant’s Registration Statement on Form N-1A filed electronically on October 10, 2014, accession number 0001104659-14-071313.

(13)	Filed as Exhibit 13 to Registrant’s Pre-Effective Amendment No. 1 to Registration Statement on Form N-1A filed on November 13, 1986.

(14)	Filed as Exhibit 13(b) to Registrant’s Post-Effective Amendment No. 7 to Registration Statement on Form N-1A filed on December 1, 1989.

(15)	Filed as Exhibit 13(c) to Registrant’s Post-Effective Amendment No. 7 to Registration Statement on Form N-1A filed on December 1, 1989.

(16)	Reserved.

(17)	Filed as an Exhibit to Post-Effective Amendment No. 112 to Registrant’s Registration Statement on Form N-1A filed electronically on March 28, 2014, accession number 0001104659-14-024014.

(18)	Filed as an Exhibit to Post-Effective Amendment No. 66 to Registrant’s Registration Statement on Form N-1A filed electronically on December 27, 2002, accession number 0000922423-02-001283.

(19)	Filed as an Exhibit to Post-Effective Amendment No. 117 to Registrant’s Registration Statement on Form N-1A filed electronically on June 17, 2014, accession number 0001104659-14-046546.

(20)	Filed as an Exhibit to Post-Effective Amendment No. 101 to Registrant’s Registration Statement on Form N-1A filed electronically on October 26, 2012, accession number 0001104659-12-071603.

(21)	Filed as an Exhibit to Post-Effective Amendment No. 30 to Munder Series Trust’s Registration Statement on Form N-1A filed electronically on October 28, 2008, accession number 0001193125-08-218017.

(22)	Reserved.

(23)	Reserved.

(24)	Reserved.

(25)	Reserved.

(26)	Filed as an Exhibit to Post-Effective Amendment No. 122 to Registrant’s Registration Statement on Form N-1A filed electronically on February 20, 2015, accession number 0001104659-15-012670.

(27)	Filed as an Exhibit to Post-Effective Amendment No. 123 to Registrant’s Registration Statement on Form N-1A filed electronically on February 26, 2015, accession number 0001104659-15-014530.

(28)	Filed as an Exhibit to Post-Effective Amendment No. 126 to Registrant’s Registration Statement on Form N-1A filed electronically on May 4, 2015, accession number 0001104659-15-033255.

(29)	Filed as an Exhibit to Post-Effective Amendment No. 129 to Registrant’s Registration Statement on Form N-1A filed electronically on October 28, 2015, accession number 0001104659-15-073617.

(30)	Reserved

(31)	Filed as an Exhibit to Post-Effective Amendment No. 142 to Registrant’s Registration Statement on Form N-1A filed electronically on June 14, 2016, accession number 0001104659-16-126923.

(32)	Reserved.

(33)	Filed as an Exhibit to Post-Effective Amendment No. 41 to Victory Portfolio II’s Registration Statement on Form N-1A filed electronically on October 28, 2015, accession number 0001104659-15-073665.

(34)	Filed as an Exhibit to Post-Effective Amendment No. 144 to Registrant’s Registration Statement on Form N-1A filed electronically on October 28, 2016, accession number 0001104659-16-153019.

(35)	Filed as an Exhibit to Post-Effective Amendment No. 54 to Victory Portfolio II’s Registration Statement on Form N-1A filed electronically on January 18, 2017, accession number 0001104659-17-002631.

(36)	Filed as an Exhibit to Post-Effective Amendment No. 147 to Registrant’s Registration Statement on Form N-1A filed electronically on February 28, 2017, accession number 0001104659-17-012565.

(37)	Reserved.

(38)	Filed as an Exhibit to Post-Effective Amendment No. 55 to Victory Portfolios II’s Registration Statement on Form N-1A filed electronically on March 31, 2017, accession number 0001104659-17-020677.

(39)	Filed as an Exhibit to Post-Effective Amendment No. 153 to Registrant’s Registration Statement on Form N-1A filed electronically on April 28, 2017, accession number 0001104659-17-027612

(40)	Filed as an Exhibit to Post-Effective Amendment No. 154 to Registrant’s Registration Statement on Form N-1A filed electronically on July 11, 2017, accession number 0001104659-17-044515

(41)	Filed as an Exhibit to Post-Effective Amendment No. 156 to Registrant’s Registration Statement on Form N-1A filed electronically on October 27, 2017, accession number 0001104659-17-064332.

(42)	Filed as an Exhibit to Post-Effective Amendment No. 158 to Registrant’s Registration Statement on Form N-1A filed electronically on February 27, 2018, accession number 0001104659-18-012828.

(43)	Filed as an Exhibit to Post-Effective Amendment No. 42 to Victory Variable Insurance Fund’s Registration Statement on Form N-1A filed electronically on April 17, 2018, accession number 0001104659-18-024484.

(44)	Filed as an Exhibit to Post-Effective Amendment No. 160 to Registrant’s Registration Statement on Form N-1A filed electronically on April 30, 2018, accession number 0001104659-18-028601.

(45)	Filed as an Exhibit to Post-Effective Amendment No. 162 to Registrant’s Registration Statement on Form N-1A filed electronically on October 24, 2018, accession number 0001104659-18-063690.

(46)	Filed as an Exhibit to Post-Effective Amendment No. 164 to Registrant’s Registration Statement on Form N-1A filed electronically on December 17, 2018, accession number 0001104659-18-073349.

(47)	Filed as an Exhibit to Post-Effective Amendment No. 165 to Registrant’s Registration Statement on Form N-1A filed electronically on February 26, 2019, accession number 0001104659-19-010748.

(48)	Filed as an Exhibit to Post-Effective Amendment No. 168 to Registrant’s Registration Statement on Form N-1A filed electronically on April 29, 2019, accession number 0001104659-19-024636.

Item 29. Persons Controlled by or Under Common Control with Registrant.

None.

Item 30. Indemnification

Article X, Section 10.02 of Registrant’s Delaware Trust Instrument, incorporated herein as Exhibit (a)(2) hereto, provides for the indemnification of Registrant’s Trustees and officers, as follows:

Section 10.02 Indemnification.

(a) Subject to the exceptions and limitations contained in Subsection 10.02(b):

(i) every person who is, or has been, a Trustee or officer of the Trust (hereinafter referred to as a “Covered Person”) shall be indemnified by the Trust to the fullest extent permitted by law against liability and against all expenses reasonably incurred or paid by him in connection with any claim, action, suit or proceeding in which he becomes involved as a party or otherwise by virtue of his being or having been a Trustee or officer and against amounts paid or incurred by him in the settlement thereof;

(ii) the words “claim,” “action,” “suit,” or “proceeding” shall apply to all claims, actions, suits or proceedings (civil, criminal or other, including appeals), actual or threatened while in office or thereafter, and the words “liability” and “expenses” shall include, without limitation, attorneys’ fees, costs, judgments, amounts paid in settlement, fines, penalties and other liabilities.

(b) No indemnification shall be provided hereunder to a Covered Person:

(i) who shall have been adjudicated by a court or body before which the proceeding was brought (A) to be liable to the Trust or its Shareholders by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his office or (B) not to have acted in good faith in the reasonable belief that his action was in the best interest of the Trust; or

(ii) in the event of a settlement, unless there has been a determination that such Trustee or officer did not engage in willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his office, (A) by the court or other body approving the settlement; (B) by at least a majority of those Trustees who are neither interested persons of the Trust nor are parties to the matter based upon a review of readily available facts (as opposed to a full trial-type inquiry); or (C) by written opinion of independent legal counsel based upon a review of readily available facts (as opposed to a full trial-type inquiry).

(c) The rights of indemnification herein provided may be insured against by policies maintained by the Trust, shall be severable, shall not be exclusive of or affect any other rights to which any Covered Person may now or hereafter be entitled, shall continue as to a person who has ceased to be a Covered Person and shall inure to the benefit of the heirs, executors and administrators of such a person. Nothing contained herein shall affect any rights to indemnification to which Trust personnel, other than Covered Persons, and other persons may be entitled by contract or otherwise under law.

(d) Expenses in connection with the preparation and presentation of a defense to any claim, action, suit or proceeding of the character described in Subsection (a) of this Section 10.02 may be paid by the Trust or Series from time to time prior to final disposition thereof upon receipt of an undertaking by or on behalf of such Covered Person that such amount will be paid over by him to the Trust or Series if it is ultimately determined that he is not entitled to indemnification under this Section 10.02; provided, however, that either (i) such Covered Person shall have provided appropriate security for such undertaking, (ii) the Trust is insured against losses arising out of any such advance payments or (iii) either a majority of the Trustees who are neither interested persons of the Trust nor parties to the matter, or independent legal counsel in a written opinion, shall have determined, based upon a review of readily available facts (as opposed to a trial-type inquiry or full investigation), that there is reason to believe that such Covered Person will be found entitled to indemnification under this Section 10.02. The advancement of any expenses pursuant to this Section 10.02(d) shall under no circumstances be considered a “loan” under the Sarbanes-Oxley Act of 2002 or for any other reason.

Indemnification of the Fund’s principal underwriter, custodian, fund accountant, and transfer agent is provided for, respectively, in Section V of the Distribution Agreement incorporated by reference as Exhibit (e)(1) hereto, Section 12 of the Global Custodial Services Agreement incorporated by reference as Exhibit (g)(1) hereto, Section 9 of the Administration and Fund Accounting Agreement incorporated by reference as Exhibit (h)(2) hereto and Section 9 of the Transfer Agency Agreement incorporated by reference as Exhibit (h)(4) hereto. Registrant has obtained from a major insurance carrier a trustees’ and officers’ liability policy covering certain types of errors and omissions. In no event will Registrant indemnify any of its trustees, officers, employees or agents against any liability to which such person would otherwise be subject by reason of his willful misfeasance, bad faith, or gross negligence in the performance of his duties, or by reason of his reckless disregard of the duties involved in the conduct of his office or under his agreement with Registrant. Registrant will comply with Rule 484 under the Securities Act of 1933 and Release 11330 under the Investment Company Act of 1940 in connection with any indemnification.

Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to trustees, officers, and controlling persons of Registrant pursuant to the foregoing provisions, or otherwise, Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act, as amended, and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by Registrant of expenses incurred or paid by a trustee, officer, or controlling person of Registrant in the successful defense of any action, suit, or proceeding) is asserted by such trustee, officer, or controlling person in connection with the securities being registered, Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question of whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

Item 31. Business and Other Connections of the Investment Adviser

Victory Capital Management Inc. (“VCM” or the “Adviser”) is an indirect wholly-owned subsidiary of Victory Capital Holdings, Inc. (“VCH”), a publicly traded Delaware corporation. The Adviser provides investment advisory services to clients including large corporate and public retirement plans, Taft-Hartley plans, foundations and endowments, high net worth individuals and mutual funds. The Adviser offers domestic and international equity and domestic fixed income strategies to investors through a variety of products, including mutual funds, separate accounts, and collective trust funds. As of September 30, 2019, the Adviser managed or advised assets totaling in excess $145.8 billion for individual and institutional clients. The Adviser’s principal offices are located at 4900 Tiedeman Road, 4th Floor, Brooklyn, OH 44144, with additional offices in Birmingham, Boston, Cincinnati, Cleveland, Denver, Des Moines, New York, Rocky River, San Antonio and San Francisco.

To the knowledge of Registrant, none of the directors or officers of the Adviser is or has been at any time during the past two fiscal years engaged in any other business, profession, vocation or employment of a substantial nature.

Effective March 1, 2019 the principal executive officers and directors of the Adviser and VCH are as follows:

David C. Brown	Director, Chairman and Chief Executive Officer of Adviser and VCH
Kelly S. Cliff	President, Investment Franchises of Adviser and VCH, Director of Adviser
Michael D. Policarpo, II	President, Chief Financial Officer and Chief Administrative Officer of Adviser and VCH, Director of Adviser
Nina Gupta	Chief Legal Officer and Secretary of Adviser and VCH, Director of Adviser

The business address of the foregoing individuals is 4900 Tiedeman Road, 4th Floor, Brooklyn, Ohio 44144.

Item 32. Principal Underwriter

(a) Victory Capital Advisers, Inc. (“VCA”) acts as principal underwriter for the shares of Registrant, Victory Portfolios II and Victory Variable Insurance Funds.

(b) VCA, 4900 Tiedeman Road, 4th Floor, Brooklyn, Ohio 44144, acts solely as distributor for the investment companies listed above. The officers of VCA, all of whose principal business address is set forth above, are:

Name	Positions and Offices with VCA	Position and Offices with Registrant
David C. Brown	Director	Trustee
Michael D. Policarpo, II	Director	None
Peter Scharich	Director, President and AML Officer	None
Susan Woodward	Chief Compliance Officer	None
Nina Gupta	Director, Chief Legal Officer and Secretary	None
Donald Inks	Principal Operations Officer	None
Christopher Ponte	Principal Financial Officer, Treasurer	Assistant Treasurer

(c) Not applicable.

Item 33. Location of Accounts and Records

(1) Victory Capital Management Inc., 4900 Tiedeman Road, 4th Floor, Brooklyn, Ohio 44144 (records relating to its functions as investment adviser and administrator).

(2) Citibank, N.A., 388 Greenwich St., New York, New York 10013 (records relating to its function as custodian).

(3) Citi Fund Services Ohio, Inc., 4400 Easton Commons, Suite 200, Columbus, Ohio 43219 (records relating to its functions as sub-administrator and sub-fund accountant).

(4) FIS Investor Services LLC, 4249 Easton Way, Suite 400, Columbus, Ohio 43219 (records relating to its functions as transfer agent and dividend disbursing agent).

(5) Victory Capital Advisers, Inc., 4900 Tiedeman Road, 4th Floor, Brooklyn, Ohio 44144 (records relating to its function as distributor).

(6) Park Avenue Institutional Advisers LLC, 7 Hanover Square, New York, New York 10004 (records relating to its function as sub-adviser to the Victory High Yield Fund, Victory Tax-Exempt Fund, Victory High Income Municipal Bond Fund, Victory Floating Rate Fund and Victory Strategic Income Fund).

(7) SailingStone Capital Partners LLC, One California Street, 30th Floor, San Francisco, California 94111 (records relating to its function as sub-adviser to the Victory Global Natural Resources Fund).

Item 34. Management Services

None.

Item 35. Undertakings

Not applicable.

NOTICE

A copy of the Certificate of Trust of Registrant, and all amendments, is on file with the Secretary of State of Delaware and notice is hereby given that this Post-Effective Amendment to Registrant’s Registration Statement has been executed on behalf of Registrant by officers of, and Trustees of, Registrant as officers and as Trustees, respectively, and not individually, and that the obligations of or arising out of this instrument are not binding upon any of the Trustees, officers or shareholders of Registrant individually but are binding only upon the assets and property of Registrant.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, Registrant certifies that it meets all of the requirements for effectiveness of this Registration Statement under Rule 485(b) under the Securities Act and has duly caused this Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of New York and State of New York, on the 27th day of January, 2020.

VICTORY PORTFOLIOS
(Registrant)

By:	/s/ Christopher K. Dyer
Christopher K. Dyer, President (Principal Executive Officer)

Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed below by the following persons in the capacities indicated on the 27th day of January, 2020.

	/s/ Christopher K. Dyer	President (Principal Executive Officer)
Christopher K. Dyer
	/s/ Allan Shaer	Treasurer (Principal Accounting Officer and Principal Financial Officer)
Allan Shaer
	*	Chairman of the Board and Trustee
Leigh A. Wilson
	*	Trustee
David Brooks Adcock
	*	Trustee
Nigel D.T. Andrews
	*	Trustee
E. Lee Beard
	*	Trustee
David C. Brown
	*	Trustee
Dennis M. Bushe
	*	Trustee
Sally M. Dungan
	*	Trustee
John L. Kelly
	*	Trustee
David L. Meyer
	*	Trustee
Gloria S. Nelund

*By:	/s/ Jay G. Baris
Jay G. Baris
Attorney-in-Fact

VICTORY PORTFOLIOS

INDEX TO EXHIBITS

Exhibit Number	Exhibits:
EX-99. (j)(3)	Consent of Ernst & Young LLP.